CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)									1 Months Ended							3 Months Ended			6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Dec. 15, 2021	Apr. 14, 2021	Sep. 14, 2020	May 05, 2020	Mar. 01, 2019	Jan. 10, 2019	Sep. 14, 2018	Apr. 30, 2021	Apr. 16, 2021	Feb. 26, 2021	Dec. 21, 2020	Apr. 17, 2019	Jan. 25, 2019	Aug. 24, 2018	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019	Aug. 17, 2022	Mar. 10, 2022	May 20, 2021	May 05, 2021	Mar. 31, 2020	Jan. 01, 2016
Debt instrument face amount																						$ 250,000
Fair value private placement																					$ 3,435,000
Share price																$ 0.10			$ 0.10		$ 0.10
Common stock issued to initial stockholders	[1],[2]																					$ 25,000
Common Stock, Shares Authorized																50,000,000			50,000,000		50,000,000	50,000,000
Common Stock [Member]
Common stock issued to initial stockholders	[1],[2]																					$ 287
NATURALSHRIMP INCORPORATED [Member]
Debt instrument interest rate percentage																															2.00%
Debt instrument unamortized discount																$ 9,680,000			$ 9,680,000		$ 9,680,000		$ 13,940,000
Share price			$ 0.39
Common Stock, Shares Authorized																900,000,000			900,000,000		900,000,000		900,000,000	900,000,000
Beneficial conversion feature																			$ 99,000
Total redemption amount																$ 557,000			557,000		$ 557,000
Converted shares																							4,762,376
Derivative liability																30,028,000			30,028,000		$ 30,028,000		$ 13,101,000							$ 176,000
Changes in fair value																			$ 16,927,000
NATURALSHRIMP INCORPORATED [Member] | Common Stock [Member]
Common stock issued to initial stockholders																$ 25	$ 25
Amortization of beneficial conversion feature
Securities Purchase Agreement [Member] | NATURALSHRIMP INCORPORATED [Member]
Debt instrument face amount																										$ 5,433,333
Debt instrument interest rate percentage																										12.00%
Debt instrument unamortized discount																										$ 433,333
Share price			$ 0.55																									$ 0.55	$ 0.55
Debt instrument outstanding face amount																										$ 816,500
Common stock issued to initial stockholders			$ 5,000,000
December Fifteen Two Thousand Twenty One Debenture [Member] | NATURALSHRIMP INCORPORATED [Member]
Extension fees		$ 249,079
Common Stock, Shares Authorized		65,000,000																									65,000,000
Common Stock, Shares Subscribed but Unissued		100,000,000																									100,000,000
Beneficial conversion feature		$ 12,985,000
Debt instrument unused borrowing capacity description																			Upon such an Event of Default, the interest rate increases to 18% per annum and the outstanding balance of the December 2021 Note increases from 5% to 15%, depending upon the specific Event of Default. As of September 30, 2022, the Company is in full compliance with the covenants and Events of Default.
December Fifteen Two Thousand Twenty One Debenture [Member] | NATURALSHRIMP INCORPORATED [Member] | Common Stock [Member]
Common stock issued to initial stockholders		15,000,000
December Fifteen Two Thousand Twenty One Debenture [Member] | Securities Purchase Agreement [Member] | NATURALSHRIMP INCORPORATED [Member]
Debt instrument face amount		$ 16,320,000
Debt instrument interest rate percentage		12.00%
Debt instrument unamortized discount		$ 1,300,000
Debt instrument transaction expense		20,000
Debt issuance costs		2,035,000
Payments of loan costs		$ 1,095,000
Number of warrant issued		3,000,000
Fair value private placement		$ 940.000
Share price		$ 0.32																					$ 0.305
Risk free interest rate		1.19%																					0.69%
Expected volatility		209.90%																					125.90%
Expected dividend rate		0.00%
Outstanding investor redeem		$ 1,000,000
Investment redemption fee per share		$ 0.0001
Debt instrument outstanding face amount		$ 2,448,000
Exercise price																							$ 0.3075
February 26, 2021 Debenture [Member] | NATURALSHRIMP INCORPORATED [Member]
Beneficial conversion feature											$ 164,000
Convertible note principal amount											720,000
Original discount											$ 120,000
Interest rate											12.00%
Conversion rate											$ 0.36
Change in conversion rate											$ 0.10
Amortization of beneficial conversion feature																								27,273
Note discount																								$ 20,000
Convertible debt paid									$ 422,000
Settlement of convertible note										$ 720,000
Accrued interest										13,000
Redemption fee										110,000
Total redemption amount										842,972
Settlement paid by cash										$ 421,486
Converted shares										1,303,982
Apirl 17, 2019 Debenture [Member] | NATURALSHRIMP INCORPORATED [Member] | 10% Convertible Promissory Note [Member]
Beneficial conversion feature													$ 59,000
Convertible note principal amount				$ 110,000									110,000
Original discount													10,000
Converted shares				1,014,001
Purchase price													$ 100,000
Outstanding principal amount increase percentage													150.00%
Liquidation damages percentage													25.00%
Liquidation amount													$ 15,000
Variable conversion rate													70.00%
Conversion rate				$ 0.124
Apirl 17, 2019 Debenture [Member] | NATURALSHRIMP INCORPORATED [Member] | 10% Convertible Promissory Note [Member] | Minimum [Member]
Percentage of principal amount redeemed													120.00%
Apirl 17, 2019 Debenture [Member] | NATURALSHRIMP INCORPORATED [Member] | 10% Convertible Promissory Note [Member] | Maximum [Member]
Percentage of principal amount redeemed													130.00%
August 24, 2018 Debenture [Member] | NATURALSHRIMP INCORPORATED [Member] | 10% Convertible Promissory Note [Member]
Share price					$ 0.03
Risk free interest rate					0.13%
Expected volatility					158.29%
Convertible note principal amount					$ 29,057										$ 55,000										$ 57,164
Settlement of convertible note							$ 55,000
Accrued interest							1,974
Converted shares					2,039,069																				9,291,354
Conversion rate					$ 0.014
Maturity date															Aug. 24, 2019
Debt Instrument, Description															The interest rate increases to 24% per annum upon an event of default, as set forth in the agreement, including a cross default to all other outstanding notes, and if the debenture is not paid at maturity the principal due increases by 10%. If the Company loses its bid price the principal outstanding on the debenture increases by 20%, and if the Company’s common stock is delisted, the principal increases by 50%. The note is convertible into shares of the Company’s common stock at a price per share equal to 57% of the lowest closing bid price for the last 20 days. The discount is increased an additional 10%, to 47%, upon a “DTC chill”.
Purchase from noteholders							$ 82,612
Fair value of converted derivative liability					$ 8,000
Reclasification of equity					$ 30,000
September 14, 2018 Debenture [Member] | NATURALSHRIMP INCORPORATED [Member] | 12% Convertible Promissory Note [Member]
Debt instrument face amount														$ 197,215
Share price																		$ 0.03
Risk free interest rate																		0.13%
Expected volatility																		158.29%
Convertible note principal amount								$ 112,500
Original discount								$ 10,250
Settlement of convertible note														101,550
Accrued interest														13,695
Converted shares																		35,887,170
Conversion rate																		$ 0.006
Fair value of converted derivative liability																		$ 21,000
Reclasification of equity																		$ 175,000
Defult principal amount														$ 81,970
September 14, 2018 Debenture [Member] [Default Label] | NATURALSHRIMP INCORPORATED [Member] | 12% Convertible Promissory Note [Member]
Debt Instrument, Description								The note is convertible into shares of the Company’s common stock at a variable conversion rate that is equal to the lesser of 60% of the lowest trading price for the last 20 days prior to the issuance of the note or 60% of the lowest market price over the 20 days prior to conversion. The conversion price shall be adjusted upon subsequent sales of securities at a price lower than the original conversion price. There are additional 10% adjustments to the conversion price for events set forth in the agreement, including if the conversion price is less than $0.01, if the Company is not DTC eligible, the Company is no longer a reporting company, or the note cannot be converted into free trading shares on or after nine months from issue date. Per the agreement, the Company is required at all times to have authorized and reserved three times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.
March 1, 2019 Debenture [Member] | NATURALSHRIMP INCORPORATED [Member] | 10% Convertible Promissory Note [Member]
Beneficial conversion feature						$ 134,000
Convertible note principal amount						168,000
Original discount						18,000
Settlement of convertible note												$ 168,000
Accrued interest												$ 30,847
Converted shares												795,387
Purchase price						$ 150,000
Outstanding principal amount increase percentage						150.00%
Variable conversion rate						70.00%
Conversion rate						$ 0.25						$ 0.25
Maturity date						Nov. 01, 2019

[1]	Includes up to 375,000 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 8).